Finance Costs - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Analysis of income and expense [abstract]
Interest on bank borrowings wholly repayable within five years	¥ 24,435	$ 3,510	¥ 24,379	¥ 24,526
Less: amount capitalized in construction in progress	0	0	(1,169)	(3,151)
Finance cost	¥ 24,435	$ 3,510	¥ 23,210	¥ 21,375